Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares(a)		Value
Common Stocks & Other Equity Interests–100.00%
Aerospace & Defense–2.11%
Curtiss-Wright Corp.	38,944	$9,967,327
Leonardo DRS, Inc.(b)	448,623	9,910,082
		19,877,409
Alternative Carriers–0.42%
Iridium Communications, Inc.	150,142	3,927,715
Apparel, Accessories & Luxury Goods–1.92%
Kontoor Brands, Inc.(c)	144,953	8,733,418
Oxford Industries, Inc.(c)	83,046	9,334,371
		18,067,789
Application Software–4.59%
Blackbaud, Inc.(b)(c)	97,226	7,208,336
Descartes Systems Group, Inc. (The) (Canada)(b)	109,210	9,995,991
PowerSchool Holdings, Inc., Class A(b)(c)	451,639	9,615,394
PROS Holdings, Inc.(b)(c)	162,702	5,910,964
Q2 Holdings, Inc.(b)(c)	200,295	10,527,505
		43,258,190
Automotive Parts & Equipment–1.04%
Patrick Industries, Inc.(c)	81,947	9,790,208
Biotechnology–3.03%
Ascendis Pharma A/S, ADR (Denmark)(b)	46,081	6,966,065
Cytokinetics, Inc.(b)	58,204	4,080,682
Natera, Inc.(b)	102,058	9,334,225
Vaxcyte, Inc.(b)	59,075	4,035,413
Xenon Pharmaceuticals, Inc. (Canada)(b)	95,557	4,113,729
		28,530,114
Broadline Retail–1.21%
Ollie’s Bargain Outlet Holdings, Inc.(b)	142,626	11,348,751
Building Products–2.21%
Griffon Corp.(c)	160,486	11,770,043
Masonite International Corp.(b)	68,910	9,058,220
		20,828,263
Cargo Ground Transportation–2.90%
Knight-Swift Transportation Holdings, Inc.	164,144	9,031,203
XPO, Inc.(b)	149,804	18,280,582
		27,311,785
Commercial & Residential Mortgage Finance–3.31%
Essent Group Ltd.	159,136	9,470,183
Mr. Cooper Group, Inc.(b)	153,451	11,961,506
Shares(a)		Value
Commercial & Residential Mortgage Finance–(continued)
Radian Group, Inc.	291,726	$9,764,069
		31,195,758
Communications Equipment–0.82%
Lumentum Holdings, Inc.(b)	162,541	7,696,316
Construction & Engineering–2.47%
Comfort Systems USA, Inc.	42,700	13,566,217
WillScot Mobile Mini Holdings Corp.(b)	207,305	9,639,682
		23,205,899
Construction Materials–2.06%
Summit Materials, Inc., Class A(b)	434,186	19,351,670
Electrical Components & Equipment–2.24%
EnerSys	101,811	9,617,067
Nextracker, Inc., Class A(b)(c)	203,197	11,433,895
		21,050,962
Electronic Manufacturing Services–2.27%
Celestica, Inc. (Canada)(b)	274,928	12,355,264
Flex Ltd.(b)	314,240	8,990,407
		21,345,671
Environmental & Facilities Services–1.69%
Casella Waste Systems, Inc., Class A(b)	104,512	10,333,102
Montrose Environmental Group, Inc.(b)	141,166	5,529,472
		15,862,574
Financial Exchanges & Data–1.39%
TMX Group Ltd. (Canada)	496,685	13,101,440
Food Retail–2.05%
Sprouts Farmers Market, Inc.(b)(c)	299,253	19,295,833
Gas Utilities–0.67%
ONE Gas, Inc.	97,187	6,271,477
Health Care Equipment–2.32%
CONMED Corp.	91,480	7,325,718
Enovis Corp.(b)	134,912	8,425,255
iRhythm Technologies, Inc.(b)	52,499	6,089,884
		21,840,857
Health Care Facilities–3.03%
Encompass Health Corp.	139,719	11,537,995
Tenet Healthcare Corp.(b)	161,815	17,008,375
		28,546,370
Health Care Services–0.62%
BrightSpring Health Services, Inc.(b)	533,725	5,801,591

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares(a)		Value
Health Care Technology–0.77%
Simulations Plus, Inc.(c)	176,033	$7,243,758
Homebuilding–2.20%
Taylor Morrison Home Corp., Class A(b)	333,792	20,751,849
Hotels, Resorts & Cruise Lines–1.24%
Travel + Leisure Co.	238,281	11,666,238
Human Resource & Employment Services–0.96%
Alight, Inc., Class A(b)	919,681	9,058,858
Industrial Machinery & Supplies & Components–3.90%
Gates Industrial Corp. PLC(b)	622,806	11,029,894
ITT, Inc.	118,201	16,078,882
Timken Co. (The)	109,497	9,573,323
		36,682,099
Industrial REITs–2.19%
EastGroup Properties, Inc.	60,758	10,922,466
STAG Industrial, Inc.	253,318	9,737,544
		20,660,010
Investment Banking & Brokerage–2.49%
Jefferies Financial Group, Inc.	228,837	10,091,712
Piper Sandler Cos.	67,360	13,370,286
		23,461,998
IT Consulting & Other Services–0.51%
Endava PLC, ADR (United Kingdom)(b)	125,967	4,791,785
Leisure Products–1.37%
Acushnet Holdings Corp.	195,608	12,900,348
Life Sciences Tools & Services–1.64%
CryoPort, Inc.(b)	390,066	6,904,168
Quanterix Corp.(b)	361,056	8,506,479
		15,410,647
Oil & Gas Equipment & Services–3.06%
Cactus, Inc., Class A(c)	194,647	9,749,868
Weatherford International PLC(b)	165,319	19,081,119
		28,830,987
Oil & Gas Exploration & Production–3.07%
Matador Resources Co.	168,770	11,268,773
Permian Resources Corp.	577,884	10,205,431
Southwestern Energy Co.(b)	985,629	7,471,068
		28,945,272
Other Specialized REITs–1.13%
Gaming and Leisure Properties, Inc.	231,766	10,677,460
Packaged Foods & Meats–0.77%
Simply Good Foods Co. (The)(b)	211,802	7,207,622
Paper & Plastic Packaging Products & Materials–1.30%
Graphic Packaging Holding Co.	420,361	12,266,134
Shares(a)		Value
Pharmaceuticals–0.97%
Axsome Therapeutics, Inc.(b)	57,526	$4,590,575
Intra-Cellular Therapies, Inc.(b)	64,929	4,493,087
		9,083,662
Property & Casualty Insurance–1.18%
RLI Corp.	74,646	11,082,692
Regional Banks–9.73%
Banc of California, Inc.(c)	675,376	10,272,469
Cullen/Frost Bankers, Inc.	98,618	11,101,428
First Financial Bankshares, Inc.(c)	333,130	10,929,995
Glacier Bancorp, Inc.	205,600	8,281,568
Pacific Premier Bancorp, Inc.	306,995	7,367,880
Pinnacle Financial Partners, Inc.	152,892	13,130,365
SouthState Corp.(c)	122,810	10,442,534
Webster Financial Corp.	224,378	11,391,671
Western Alliance Bancorporation	135,198	8,678,360
		91,596,270
Reinsurance–1.01%
Reinsurance Group of America, Inc.	49,446	9,537,144
Research & Consulting Services–0.96%
CACI International, Inc., Class A(b)	23,933	9,066,538
Restaurants–1.79%
Bloomin’ Brands, Inc.	362,596	10,399,253
Papa John’s International, Inc.(c)	97,518	6,494,699
		16,893,952
Semiconductor Materials & Equipment–2.08%
Ichor Holdings Ltd.(b)	176,129	6,802,102
MKS Instruments, Inc.	96,230	12,798,590
		19,600,692
Semiconductors–2.88%
Diodes, Inc.(b)	114,529	8,074,294
Lattice Semiconductor Corp.(b)	147,833	11,564,976
Rambus, Inc.(b)	121,194	7,491,001
		27,130,271
Specialty Chemicals–2.10%
Ashland, Inc.	107,395	10,457,051
Innospec, Inc.	72,117	9,298,766
		19,755,817
Systems Software–1.51%
Commvault Systems, Inc.(b)	140,520	14,252,944
Trading Companies & Distributors–3.33%
Applied Industrial Technologies, Inc.	77,480	15,306,174
Core & Main, Inc., Class A(b)	280,352	16,050,152
		31,356,326
Transaction & Payment Processing Services–0.84%
Shift4 Payments, Inc., Class A(b)(c)	119,962	7,925,889
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares(a)		Value
Water Utilities–0.65%
SJW Group	108,338	$6,130,847
Total Common Stocks & Other Equity Interests (Cost $687,144,111)		941,474,751
Money Market Funds–0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	69,700	69,699
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	50,922	50,943
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	79,656	79,656
Total Money Market Funds (Cost $200,283)		200,298
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $687,344,394)		941,675,049
Shares(a)		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.40%
Invesco Private Government Fund, 7.57%(d)(e)(f)	16,906,914	$16,906,914
Invesco Private Prime Fund, 5.49%(d)(e)(f)	52,717,277	52,743,635
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,650,668)		69,650,549
TOTAL INVESTMENTS IN SECURITIES–107.42% (Cost $756,995,062)		1,011,325,598
OTHER ASSETS LESS LIABILITIES—(7.42)%		(69,828,473)
NET ASSETS–100.00%		$941,497,125
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,842,581	$11,485,309	$(15,258,191)	$-	$-	$69,699	$32,058
Invesco Liquid Assets Portfolio, Institutional Class	2,746,481	8,203,793	(10,898,708)	(1,481)	858	50,943	23,669
Invesco Treasury Portfolio, Institutional Class	4,391,521	13,126,068	(17,437,933)	-	-	79,656	36,555
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,131,494	54,676,755	(83,901,335)	-	-	16,906,914	449,550*
Invesco Private Prime Fund	122,400,784	146,106,120	(215,746,044)	(30,949)	13,724	52,743,635	1,222,634*
Total	$179,512,861	$233,598,045	$(343,242,211)	$(32,430)	$14,582	$69,850,847	$1,764,466

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$941,474,751	$—	$—	$941,474,751
Money Market Funds	200,298	69,650,549	—	69,850,847
Total Investments	$941,675,049	$69,650,549	$—	$1,011,325,598
Invesco Small Cap Equity Fund